Finance receivables (Impaired Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 79,594	¥ 92,597
Unpaid principal balance	78,910	91,882
Average recorded investment	79,700	89,706
Interest Income Recognized	3,475	3,599
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,269	27,854
Unpaid principal balance	26,597	27,149
Average recorded investment	26,628	31,368
Interest Income Recognized	1,741	2,155
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	66	85
Unpaid principal balance	54	75
Average recorded investment	76	96
Interest Income Recognized	0	2
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	25,700	34,430
Unpaid principal balance	25,700	34,430
Average recorded investment	26,306	29,315
Interest Income Recognized	650	481
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	22,766	24,989
Unpaid principal balance	22,766	24,989
Average recorded investment	22,482	23,441
Interest Income Recognized	867	721
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	3,793	5,239
Unpaid principal balance	3,793	5,239
Average recorded investment	4,208	5,486
Interest Income Recognized	217	240
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	25,446	32,116
Unpaid principal balance	25,446	32,116
Individually evaluated allowance	4,260	7,153
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,667	13,374
Unpaid principal balance	10,667	13,374
Individually evaluated allowance	1,373	1,303
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,986	13,891
Unpaid principal balance	10,986	13,891
Individually evaluated allowance	1,596	1,934
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	3,793	4,851
Unpaid principal balance	3,793	4,851
Individually evaluated allowance	1,291	3,916
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	26,813	32,542
Unpaid principal balance	26,813	32,542
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	15,033	21,056
Unpaid principal balance	15,033	21,056
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	11,780	11,098
Unpaid principal balance	11,780	11,098
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment		388
Unpaid principal balance		388
Impaired Account Balances Aggregated and Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,335	27,939
Unpaid principal balance	26,651	27,224
Impaired Account Balances Aggregated and Evaluated for Impairment | Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,269	27,854
Unpaid principal balance	26,597	27,149
Impaired Account Balances Aggregated and Evaluated for Impairment | Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	66	85
Unpaid principal balance	¥ 54	¥ 75